Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	0-12305
Entity Registrant Name	KORU Medical Systems, Inc.
Entity Central Index Key	0000704440
Entity Tax Identification Number	13-3044880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Corporate Drive
Entity Address, City or Town	Mahwah
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07430
City Area Code	845
Local Phone Number	469-2042
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, $0.01 par value
Trading Symbol	KRMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false